Financial instruments and risk management - Foreign currency risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency risk
Percentage of total collections denominated in U.S. dollars	44.00%	43.00%	38.00%
United States of America and Central America
Foreign currency risk
Percentage of revenues	27.00%	29.00%	32.00%